RELATED PARTY TRANSACTIONS	2 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
5.	RELATED PARTY TRANSACTIONS
As of March 31, 2020, the Company owed two related party entities a total of $341 for funds advanced to or on behalf of the Company.